PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $)	12 Months Ended
	Feb. 28, 2015 loan	Feb. 28, 2014
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid rent	$ 12,957,179	$ 9,053,075
Prepayments to suppliers	7,042,279	2,999,108
Interest receivable	2,876,719	1,113,313
Loan receivables	10,965,787	1,301,914
Staff advances	771,046	682,950
Deposit with third parties	845,362	130,191
ADR receivable	207,000	207,000
Study cards receivable	49,766	73,027
Receivable from rendered online advertising services	930,461
VAT refund receivable	268,392	305,633
Others	1,271,420	966,997
Prepaid expenses and other current assets	38,185,411	16,833,208
Number of loans outstanding	4
Largest loan outstanding	$ 10,168,275